CASH AND CASH EQUIVALENTS (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
CASH AND CASH EQUIVALENTS [Abstract]
Cash at bank and on hand	$ 14,307,088	$ 2,224,380	$ 2,714,776
Short term deposits	4,550,000	2,207,770	4,523,713
Cash and cash equivalents	18,857,088	4,432,150	7,238,489	$ 3,536,318
Reconciliation of loss before income tax to net cash flows from operations [Abstract]
Net loss for the year	(5,671,099)	(9,822,626)	(9,957,817)
Adjustment for non-cash income and expense items [Abstract]
Depreciation	84,512	8,812	1,259
Share-based payments expense	470,939	438,375	1,172,164
Net foreign exchange gain	(632,832)	(234,090)	(52,538)
Gain on recognition of right-of-use assets	(15,588)	0	0
Other	17,258	0	0
Change in assets and liabilities [Abstract]
(Increase)/decrease in trade and other receivables	(92,054)	10,814	(1,516)
(Decrease)/Increase in trade and other payables	(1,136,564)	154,987	1,505,657
Exchange differences arising on translation of foreign operations	0	(366,084)	(249,205)
Net cash outflow from operating activities	$ (6,975,428)	$ (9,809,812)	$ (7,581,996)